The breakdown, by maturity, of the balances of certain items in the consolidated balance sheets is as follows: (Details) - BRL (R$)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and balances with the Brazilian Central Bank		R$ 16,657,201,000	R$ 20,148,725,000	R$ 20,127,364,000
Debt instruments		225,212,223,000	230,102,464,000	173,331,929,000
Equity instruments		2,527,504,000	2,329,361,000	2,358,229,000
Loans and amounts due from credit institutions		95,664,754,000	112,849,776,000	109,233,128,000
Loans and advances to customers		464,844,042,000	393,768,036,000	326,699,480,000
Derivatives		21,139,923,000	26,247,514,000	18,820,900,000
Total		826,045,647,000	785,445,876,000	650,571,030,000
Deposits from credit institutions		121,005,909,000	131,656,962,000	99,271,415,000
Customer deposits		468,961,069,000	445,813,972,000	336,514,597,000	[1]
Marketable debt securities		79,036,792,000	56,875,514,000	73,702,474,000	[1]
Debt Instruments Eligible to Compose Capital	[2]	19,641,408,000	13,119,660,000	10,175,961,000
Other financial liabilities		61,448,516,000	59,822,683,000	55,565,954,000
Short positions		12,780,559,000	45,807,946,000	23,835,653,000
Derivatives		24,618,981,000	29,356,832,000	20,805,143,000
Total		794,953,018,000	782,453,569,000	621,496,030,000
Difference (assets less liabilities)		31,092,629,000	2,992,307,000	30,699,834,000
On demand [member]
IfrsStatementLineItems [Line Items]
Cash and balances with the Brazilian Central Bank		15,430,680,000	7,373,662,000	6,549,535,000
Debt instruments		1,612,213,000	432,579,000	7,747,516,000
Equity instruments
Loans and amounts due from credit institutions		80,355,763,000	57,722,384,000	69,135,371,000
Loans and advances to customers		70,399,332,000	29,385,631,000	9,451,762,000
Derivatives				6,806,370,000
Total		167,797,988,000	94,914,256,000	99,690,554,000
Deposits from credit institutions		10,052,363,000		390,626,000
Customer deposits		86,051,583,000	85,433,287,000	69,048,756,000
Marketable debt securities
Debt Instruments Eligible to Compose Capital
Other financial liabilities		3,935,498,000	23,352,000	10,334,000
Short positions
Derivatives		641,571,000		6,776,746,000
Total		100,681,015,000	85,456,639,000	76,226,462,000
Difference (assets less liabilities)		67,116,973,000	9,457,617,000	23,464,093,000
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Cash and balances with the Brazilian Central Bank		1,226,521,000	12,775,063,000	13,577,829,000
Debt instruments		119,780,229,000	13,195,527,000	1,174,094,000
Equity instruments
Loans and amounts due from credit institutions		2,717,359,000	2,777,562,000	1,943,291,000
Loans and advances to customers		82,203,458,000	80,281,579,000	84,839,695,000
Derivatives		8,667,809,000	14,558,434,000	1,893,308,000
Total		214,595,376,000	123,588,165,000	103,428,217,000
Deposits from credit institutions		60,636,478,000	83,922,876,000	16,584,181,000
Customer deposits		79,687,549,000	139,191,140,000	130,872,214,000
Marketable debt securities		28,052,200,000	8,815,410,000	10,675,356,000
Debt Instruments Eligible to Compose Capital		5,552,801,000	220,425,000	170,939,000
Other financial liabilities		10,732,613,000	21,858,532,000	24,360,724,000
Short positions		12,780,559,000	45,807,946,000	4,748,545,000
Derivatives		7,239,697,000	2,046,924,000	4,345,286,000
Total		204,681,897,000	301,863,252,000	191,757,244,000
Difference (assets less liabilities)		9,913,479,000	(178,275,087,000)	(88,329,028,000)
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash and balances with the Brazilian Central Bank
Debt instruments		20,352,554,000	33,903,698,000	22,926,088,000
Equity instruments
Loans and amounts due from credit institutions		1,748,733,000	36,783,150,000	21,064,571,000
Loans and advances to customers		84,986,074,000	93,750,065,000	43,180,508,000
Derivatives		2,836,098,000	1,994,418,000	2,649,730,000
Total		109,923,459,000	166,431,331,000	89,820,897,000
Deposits from credit institutions		39,748,331,000	43,315,412,000	49,097,816,000
Customer deposits		56,178,087,000	121,804,752,000	76,244,908,000
Marketable debt securities		5,038,906,000	18,736,230,000	695,071,000
Debt Instruments Eligible to Compose Capital
Other financial liabilities		19,132,399,000	20,730,398,000	14,509,911,000
Short positions				1,554,274,000
Derivatives		2,503,888,000	1,973,701,000	406,383,000
Total		122,601,611,000	206,560,493,000	142,508,362,000
Difference (assets less liabilities)		(12,678,152,000)	(40,129,162,000)	(52,687,465,000)
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash and balances with the Brazilian Central Bank
Debt instruments		5,834,524,000	64,225,680,000	45,058,398,000
Equity instruments
Loans and amounts due from credit institutions		10,827,639,000	15,155,444,000	14,525,161,000
Loans and advances to customers		152,608,938,000	98,550,271,000	89,624,089,000
Derivatives		1,645,538,000	4,103,735,000	1,921,248,000
Total		170,916,639,000	182,035,130,000	151,128,896,000
Deposits from credit institutions		6,681,493,000	3,764,159,000	25,655,631,000
Customer deposits		163,641,875,000	62,768,886,000	43,395,748,000
Marketable debt securities		35,844,265,000	28,158,133,000	37,268,809,000
Debt Instruments Eligible to Compose Capital		14,088,607,000	12,899,235,000	10,005,022,000
Other financial liabilities		35,107,790,000	17,203,162,000	16,678,725,000
Short positions				1,256,416,000
Derivatives		9,117,265,000	5,387,607,000	3,071,989,000
Total		264,481,295,000	130,181,182,000	137,332,340,000
Difference (assets less liabilities)		(93,564,656,000)	51,853,948,000	13,796,556,000
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash and balances with the Brazilian Central Bank
Debt instruments		38,904,369,000	70,182,705,000	35,118,355,000
Equity instruments
Loans and amounts due from credit institutions		15,057,000	363,135,000	2,411,265,000
Loans and advances to customers		31,902,231,000	47,160,700,000	34,092,967,000
Derivatives		5,989,792,000	1,869,509,000	1,950,678,000
Total		76,811,449,000	119,576,049,000	73,573,264,000
Deposits from credit institutions		1,656,909,000		4,877,076,000
Customer deposits		83,326,774,000	36,578,335,000	16,923,318,000
Marketable debt securities		9,341,229,000	747,340,000	3,900,484,000
Debt Instruments Eligible to Compose Capital
Other financial liabilities			4,787,000	4,717,000
Short positions				3,747,700,000
Derivatives		3,773,251,000	7,744,145,000	2,502,040,000
Total		98,098,163,000	45,074,607,000	31,955,334,000
Difference (assets less liabilities)		(21,286,714,000)	74,501,441,000	41,617,931,000
Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash and balances with the Brazilian Central Bank
Debt instruments		38,728,334,000	48,162,275,000	61,307,478,000
Equity instruments		2,527,504,000	2,329,361,000	2,358,229,000
Loans and amounts due from credit institutions		203,000	48,101,000	153,469,000
Loans and advances to customers		42,744,009,000	44,639,790,000	65,510,459,000
Derivatives		2,000,686,000	3,721,418,000	3,599,566,000
Total		86,000,736,000	98,900,945,000	132,929,201,000
Deposits from credit institutions		2,230,335,000	654,516,000	2,666,086,000
Customer deposits		75,201,000	37,572,000	29,654,000
Marketable debt securities		760,192,000	418,401,000	21,162,755,000
Debt Instruments Eligible to Compose Capital
Other financial liabilities			2,452,000	1,543,000
Short positions				12,528,718,000
Derivatives		1,343,309,000	12,204,455,000	3,702,699,000
Total		4,409,037,000	13,317,396,000	40,091,454,000
Difference (assets less liabilities)		R$ 81,591,699,000	R$ 85,583,548,000	R$ 92,837,747,000

[1]	Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.
[2]	Letras Financeiras issued in November 2021 have a redemption and repurchase option.